Segment Information - Reconciliation of Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total revenues	$ 8,400	$ 3,025	$ 3,234
Net gains (losses) on derivatives and investments	(2,480)	(6,454)	(6,717)
Operating Segments
Segment Reporting Information [Line Items]
Total revenues	6,991	6,306	7,316
Net gains (losses) on derivatives and investments	153	127	73
Segment Reconciling Items
Segment Reporting Information [Line Items]
Fees attributed to variable annuity benefit reserves	2,854	2,509	2,377
Net gains (losses) on derivatives and investments	(2,633)	(6,582)	(6,789)
Net investment income on funds withheld assets	$ 1,188	$ 792	$ 330